Supplemental Guarantor Condensed Consolidating Financials (Tables)	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]
Supplemental Condensed Consolidating Balance Sheet

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$210,028	$269,416	$80,986	$—	$560,430
Restricted cash	—	—	5,696	—	5,696
Accounts receivable, net	101,538	192,349	115,522	(76)	409,333
Inventories	74,500	223,043	70,180	(532)	367,191
Deferred income tax assets	13,578	—	617	(2,480)	11,715
Prepaid income taxes	20,805	48,429	611	—	69,845
Prepaid expenses and other current assets	18,817	12,816	12,668	—	44,301
Intercompany receivables	—	2,094,017	55,761	(2,149,778)	—
Other current assets—assets held-for-sale	—	67,878	26,625	—	94,503

Total current assets	439,266	2,907,948	368,666	(2,152,866)	1,563,014

Property and equipment, net	26,928	379,702	101,368	—	507,998
Intangible assets, net	24,034	4,162,930	114,286	—	4,301,250
Goodwill	279,956	3,522,474	140,349	—	3,942,779
Other assets	112,339	49,036	2,406	(1,714)	162,067
Investments in subsidiaries	9,782,940	101,615	2,296	(9,886,851)	—

Total assets	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$29,847	$43,339	$14,037	$—	$87,223
Accrued expenses	238,387	86,566	50,052	(2,624)	372,381
Deferred revenue	92,234	10,307	27,147	—	129,688
Current portion of long-term debt	64,435	—	—	—	64,435
Intercompany payables	2,085,339	6,655	66,335	(2,158,329)	—
Other current liabilities—assets held-for-sale	—	5,520	2,102	—	7,622

Total current liabilities	2,510,242	152,387	159,673	(2,160,953)	661,349

Long-term debt, net of current portion	4,971,179	—	—	—	4,971,179
Deferred income tax liabilities	180,916	1,581,833	8,836	—	1,771,585
Deferred service obligations—long-term	7,536	1,160	7,601	(2,583)	13,714
Other long-term liabilities	34,559	30,587	34,504	(1,400)	98,250

Total liabilities	7,704,432	1,765,967	210,614	(2,164,936)	7,516,077
Total stockholders’ equity	2,961,031	9,357,738	518,757	(9,876,495)	2,961,031

Total liabilities and stockholders’ equity	$10,665,463	$11,123,705	$729,371	$(12,041,431)	$10,477,108

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$644,697	$—	$67,635	$—	$712,332
Restricted cash	—	—	537	—	537
Accounts receivable, net	99,111	121,102	98,486	13	318,712
Inventories	78,512	99,867	52,165	—	230,544
Deferred income tax assets	12,856	26,313	438	—	39,607
Prepaid income taxes	9,525	—	573	—	10,098
Prepaid expenses and other current assets	16,800	4,519	9,751	—	31,070
Intercompany receivables	1,998	1,895,063	12,675	(1,909,736)	—

Total current assets	863,499	2,146,864	242,260	(1,909,723)	1,342,900

Property and equipment, net	27,519	137,400	73,747	—	238,666
Intangible assets, net	31,869	1,944,250	114,688	—	2,090,807
Goodwill	279,957	1,871,242	139,131	—	2,290,330
Other assets	37,600	7,067	1,410	—	46,077
Investments in subsidiaries	5,729,396	67,902	268	(5,797,566)	—

Total assets	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$31,901	$19,694	$11,872	$—	$63,467
Accrued expenses	230,320	35,491	59,516	—	325,327
Deferred revenue	92,205	12,047	16,404	—	120,656
Intercompany payables	1,888,253	—	24,218	(1,912,471)	—

Total current liabilities	2,242,679	67,232	112,010	(1,912,471)	509,450

Long-term debt, net of current portion	1,488,580	—	—	—	1,488,580
Deferred income tax liabilities	236,511	706,877	14,038	—	957,426
Deferred service obligations—long-term	6,000	354	3,113	—	9,467
Other long-term liabilities	59,175	17,664	30,123	—	106,962

Total liabilities	4,032,945	792,127	159,284	(1,912,471)	3,071,885
Total stockholders’ equity	2,936,895	5,382,598	412,220	(5,794,818)	2,936,895

Total liabilities and stockholders’ equity	$6,969,840	$6,174,725	$571,504	$(7,707,289)	$6,008,780

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$158,945	$7,511	$—	$166,456
Marketable securities	—	196,025	—	—	196,025
Trade accounts receivable, net	—	49,594	11,504	—	61,098
Accounts receivable - other	—	6,805	3	—	6,808
Inventories	—	84,058	7,333	(502)	90,889
Deferred income tax	—	8,049	480	—	8,529
Prepaid expenses	—	12,614	1,540	—	14,154
Other current assets	—	3,389	4,121	—	7,510

Total current assets	—	519,479	32,492	(502)	551,469

Marketable securities, net of current portion	—	88,713	—	—	88,713
Property and equipment, net	—	150,168	27,439	—	177,607
Capitalized software, net	—	18,856	—	—	18,856
Patents, net	—	11,021	212	—	11,233
Purchased intangibles, net	—	90,383	10,757	—	101,140
Goodwill	—	140,699	(301)	—	140,398
License, manufacturing access fees and other assets, net	—	55,951	3,800	—	59,751
Investment in subsidiaries	—	52,027	1,690	(53,717)	—

Intercompany receivable	—	17,049	13,478	(30,527)	—

Total assets	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$19,046	$1,174	$—	$20,220
Accrued salaries and employee benefits	—	23,183	1,428	—	24,611
Other accrued expenses	—	13,243	2,733	—	15,976
Income tax payable	—	170	548	(433)	285
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	896	473	—	1,369
Intercompany payables	—	3,499	27,032	(30,531)	—

Total current liabilities	—	308,037	33,388	(30,964)	310,461

Non-current income tax payable	—	10,307	77	—	10,384
Deferred income tax	—	18,940	331	—	19,271
Deferred revenue, net of current portion	—	3,796	242	—	4,038
Other long-term liabilities	—	5,549	1,747	—	7,296

Total liabilities	—	346,629	35,785	(30,964)	351,450

Total stockholders’ equity	—	797,717	53,782	(53,782)	797,717

Total liabilities and stockholders’ equity	$—	$1,144,346	$89,567	$(84,746)	$1,149,167

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$—	$75,804	$11,217	$—	$87,021
Marketable securities	—	218,789	—	—	218,789
Trade accounts receivable, net	—	49,183	8,584	—	57,767
Accounts receivable - other	—	3,357	89	—	3,446
Inventories	—	69,488	8,676	(278)	77,886
Deferred income tax	—	7,736	452	—	8,188
Prepaid expenses	—	10,095	1,460	—	11,555
Other current assets	—	3,491	1,476	—	4,967

Total current assets	—	437,943	31,954	(278)	469,619

Marketable securities, net of current portion	—	62,237	—	—	62,237
Property and equipment, net	—	151,032	25,049	—	176,081
Capitalized software, net	—	16,958	34	—	16,992
Patents, net	—	11,508	250	—	11,758
Purchased intangibles, net	—	94,622	11,997	—	106,619
Goodwill	—	140,699	(295)	—	140,404
License, manufacturing access fees and other assets, net	—	58,030	3,708	—	61,738
Intercompany receivable	—	8,502	6,070	(14,372)	—
Investments in subsidiaries	—	54,671	1,686	(56,357)	—

Total assets	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accounts payable	$—	$10,802	$1,198	$—	$12,000
Accrued salaries and employee benefits	—	27,106	1,689	—	28,795
Other accrued expenses	—	10,049	2,797	—	12,846
Income tax payable	—	1,281	925	(349)	1,857
Short-term borrowings	—	248,000	—	—	248,000
Deferred revenue	—	1,045	193	—	1,238
Intercompany payables	—	—	14,596	(14,596)	—

Total current liabilities	—	298,283	21,398	(14,945)	304,736

Non-current income tax payable	—	9,939	80	—	10,019
Deferred income tax	—	18,930	353	—	19,283
Deferred revenue, net of current portion	—	2,947	290	—	3,237
Other long-term liabilities	—	5,761	2,070	—	7,831

Total liabilities	—	335,860	24,191	(14,945)	345,106

Total stockholders’ equity	—	700,342	56,262	(56,262)	700,342

Total liabilities and stockholders’ equity	$—	$1,036,202	$80,453	$(71,207)	$1,045,448

Supplemental Condensed Consolidating Statement of Operations

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$420,960	$1,089,580	$431,689	$(284,501)	$1,657,728
Service and other revenues	307,097	63,313	32,555	(58,041)	344,924

	728,057	1,152,893	464,244	(342,542)	2,002,652

Costs and expenses:
Cost of product sales	211,665	396,747	292,928	(284,501)	616,839
Cost of product sales—amortization of intangible assets	5,226	192,377	4,261	—	201,864
Cost of service and other revenues	155,555	61,285	30,713	(58,041)	189,512
Research and development	28,065	91,199	11,698	—	130,962
Selling and marketing	67,874	170,422	84,018	—	322,314
General and administrative	52,418	136,231	31,393	—	220,042
Amortization of intangible assets	2,709	64,357	4,970	—	72,036
Contingent consideration—compensation expense	81,031	—	—	—	81,031
Contingent consideration—fair value adjustments	38,466	—	—	—	38,466
Impairment of goodwill	—	5,826	—	—	5,826
Gain on sale of intellectual property, net	—	(12,424)	—	—	(12,424)
Litigation settlement charge, net	150	12	290	—	452
Acquired in-process research and development	—	4,500	—	—	4,500
Restructuring and divestiture charges, net	49	16,185	1,281	—	17,515

	643,208	1,126,717	461,552	(342,542)	1,888,935

Income from operations	84,849	26,176	2,692	—	113,717
Investment and interest income	1,950	159	840	(609)	2,340
Interest expense	(137,190)	(1,158)	(1,939)	—	(140,287)
Debt extinguishment loss	(42,347)	—	—	—	(42,347)
Other income, net	3,051	699	557	609	4,916

(Loss) income before income taxes	(89,687)	25,876	2,150	—	(61,661)
Provision for (benefit from) income taxes	9,721	(3,094)	5,346	—	11,973
Equity in earnings (losses) of subsidiaries	25,774	8,415	556	(34,745)	—

Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$411,309	$964,584	$376,575	$(274,128)	$1,478,340
Service and other revenues	274,197	59,026	27,862	(50,076)	311,009

	685,506	1,023,610	404,437	(324,204)	1,789,349

Costs and expenses:
Cost of product sales	200,912	309,910	284,495	(274,128)	521,189
Cost of product sales—amortization of intangible assets	5,224	167,341	4,891	—	177,456
Cost of service and other revenues	143,399	51,888	22,312	(50,076)	167,523
Research and development	28,959	75,437	12,300	—	116,696
Selling and marketing	60,496	166,458	59,776	—	286,730
General and administrative	49,730	85,950	23,113	—	158,793
Amortization of intangible assets	2,709	54,851	774	—	58,334
Contingent consideration—compensation expense	20,002	—	—	—	20,002
Contingent consideration—fair value adjustments	(8,016)	—	—	—	(8,016)
Gain on sale of intellectual property, net	—	(84,502)	—	—	(84,502)
Litigation settlement charge, net	450	320	—	—	770
Restructuring and divestiture charges, net	(353)	—	282	—	(71)

	503,512	827,653	407,943	(324,204)	1,414,904

Income (loss) from operations	181,994	195,957	(3,506)	—	374,445
Investment and interest income	1,495	1	364	—	1,860
Interest expense	(111,583)	(1,357)	(1,906)	—	(114,846)
Debt extinguishment loss	(29,891)	—	—	—	(29,891)
Other (expense) income, net	(1,706)	(2,661)	185	—	(4,182)

Income (loss) before income taxes	40,309	191,940	(4,863)	—	227,386
Provision for (benefit from) income taxes	10,976	60,163	(903)	—	70,236
Equity in earnings (losses) of subsidiaries	127,817	8,699	319	(136,835)	—

Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$370,613	$958,086	$305,677	$(219,476)	$1,414,900
Service and other revenues	232,058	62,564	18,345	(48,315)	264,652

	602,671	1,020,650	324,022	(267,791)	1,679,552

Costs and expenses:
Cost of product sales	200,126	300,482	205,925	(219,476)	487,057
Cost of product sales—amortization of intangible assets	6,704	164,058	685	—	171,447
Cost of product sales—impairment of intangible assets	—	123,350	—	—	123,350
Cost of service and other revenues	139,111	55,242	15,022	(48,315)	161,060
Research and development	29,503	71,132	3,670	—	104,305
Selling and marketing	61,872	141,534	43,968	—	247,374
General and administrative	45,434	86,798	16,108	—	148,340
Amortization of intangible assets	4,852	49,644	362	—	54,858
Impairment of goodwill	—	76,723	—	—	76,723
Impairment of intangible assets	—	20,117	—	—	20,117
Litigation settlement charge, net	—	11,403	—	—	11,403
Acquired in-process research and development	—	2,000	—	—	2,000
Restructuring and divestiture charges, net	—	296	1,285	—	1,581

	487,602	1,102,779	287,025	(267,791)	1,609,615

Income (loss) from operations	115,069	(82,129)	36,997	—	69,937
Investment and interest income	1,118	(15)	175	—	1,278
Interest expense	(123,673)	(1,503)	(1,931)	—	(127,107)
Other income (expense), net	24,450	(2,102)	(21,447)	—	901

(Loss) income before income taxes	16,964	(85,749)	13,794	—	(54,991)
Provision for (benefit from) income taxes	10,095	(7,262)	4,989	—	7,822
Equity in earnings (losses) of subsidiaries	(69,682)	8,142	(261)	61,801	—

Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$274,839	$23,222	$(62)	$297,999
Collaborative research revenues	—	7,792	1	—	7,793
Royalty and license revenue	—	3,502	127	—	3,629
Intercompany revenue	—	6,404	6,306	(12,710)

	—	292,537	29,656	(12,772)	309,421

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	94,242	18,358	(9,040)	103,560
Acquisition-related intangible amortization	—	4,902	629	—	5,531
Research and development	—	55,465	1,311	—	56,776
Marketing and sales	—	33,989	8,121	(3,200)	38,910
General and administrative	—	37,844	4,181	(532)	41,493
Asset impairment charges	—	—	783	—	783

Income (loss) from operations	—	66,095	(3,727)	—	62,368
Investment and interest income	—	3,706	7	—	3,713
Interest expense	—	(1,072)	(6)	—	(1,078)
Other (expense) income, net	—	(757)	398	—	(359)

Income before income taxes	—	67,972	(3,328)	—	64,644
Provision for (benefit from) income taxes	—	23,067	(598)	—	22,469
Equity in earnings (loss) of subsidiaries	—	(2,730)	—	2,730	—

Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues:
Product sales	$—	$522,237	$40,349	$2	$562,588
Collaborative research revenues	—	7,679	3	—	7,682
Royalty and license revenue	—	5,948	16	—	5,964
Intercompany revenue	—	18,867	9,380	(28,247)	—

	—	554,731	49,748	(28,245)	576,234

Costs and expenses:
Cost of product sales (excluding acquisition-related intangible amortization)	—	170,662	25,705	(22,722)	173,645
Acquisition-related intangible amortization	—	9,778	1,283	—	11,061
Research and development	—	110,253	2,489	—	112,742
Marketing and sales	—	60,027	13,042	(4,673)	68,396
General and administrative	—	60,893	11,351	(850)	71,394
Goodwill and asset impairment charges	—	3,993	8,753	—	12,746

Income (loss) from operations	—	139,125	(12,875)	—	126,250
Investment and interest income	—	9,037	(342)	—	8,695
Interest expense	—	(2,052)	(18)	—	(2,070)
Other-than-temporary impairment loss on equity investment	—	(39,482)	—	—	(39,482)
Other (expense) income, net	—	(481)	245	—	(236)

Income (loss) before income taxes	—	106,147	(12,990)	—	93,157
Provision for (benefit from) income taxes	—	44,049	(1,016)	—	43,033
Equity in earnings (loss) of subsidiaries	—	(11,974)	—	11,974	—

Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124

Supplemental Condensed Consolidating Statements of Comprehensive (Loss) Income

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(73,634)	$37,385	$(2,640)	$(34,745)	$(73,634)
Foreign currency translation adjustment	836	(527)	5,908	—	6,217
Adjustment to minimum pension liability, net of taxes	—	—	(1,484)	—	(1,484)
Unrealized gain on available-for-sale security, net of taxes	—	62	—	—	62

Other comprehensive income (loss)	836	(465)	4,424	—	4,795

Comprehensive (loss) income	$(72,798)	$36,920	$1,784	$(34,745)	$(68,839)

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$157,150	$140,476	$(3,641)	$(136,835)	$157,150
Foreign currency translation adjustment	(1,127)	(121)	2,336	—	1,088
Adjustment to minimum pension liability, net of taxes	—	—	764	—	764

Other comprehensive income (loss)	(1,127)	(121)	3,100	—	1,852

Comprehensive income (loss)	$156,023	$140,355	$(541)	$(136,835)	$159,002

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net (loss) income	$(62,813)	$(70,345)	$8,544	$61,801	$(62,813)
Foreign currency translation adjustment	2	1,105	(5,870)	—	(4,763)
Adjustment to minimum pension liability, net of taxes	—	—	(2,122)	—	(2,122)

Other comprehensive income (loss)	2	1,105	(7,992)	—	(6,885)

Comprehensive (loss) income	$(62,811)	$(69,240)	$552	$61,801	$(69,698)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

For the Six Months Ended June 30, 2012

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$42,175	$(2,730)	$2,730	$42,175
Foreign currency translation adjustment	—	—	(39)	196	157
Change in net unrealized loss on marketable securities, net of income tax benefit	—	(967)	—	—	(967)
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(1,629)	—	—	(1,629)

Comprehensive income (loss)	$—	$39,579	$(2,769)	$2,926	$39,736

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE INCOME (LOSS)

For the Year Ended December 31, 2011

(in thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Net income (loss)	$—	$50,124	$(11,974)	$11,974	$50,124
Foreign currency translation adjustment	—	(454)	(381)	314	(521)
Change in net unrealized loss on marketable securities, net of income tax benefit	—	3,196	(151)	—	3,045
Reclassification of net realized gain on marketable securities, net of income tax expense	—	(3,745)	230	—	(3,515)

Comprehensive income (loss)	$—	$49,121	$(12,276)	$12,288	$49,133

Consolidating Statement of Cash Flows

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 29, 2012

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$236,063	$104,167	$29,992	$—	$370,222

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(3,971,970)	196,771	12,796	—	(3,762,403)
Payment of additional acquisition consideration	(8,858)	—	(926)	—	(9,784)
Proceeds from sale of intellectual property	—	12,500	—	—	12,500
Purchase of property and equipment	(13,247)	(12,444)	(7,458)	—	(33,149)
Increase in equipment under customer usage agreements	—	(30,735)	(14,889)	—	(45,624)
Acquisition of in-process research and development assets	(4,500)	—	—	—	(4,500)
Purchase of cost-method investment	—	(250)	—	—	(250)
Decrease (increase) in restricted cash	—	(38)	(5,121)	—	(5,159)
Increase in other assets	(558)	(2,192)	335	—	(2,415)

Net cash (used in) provided by investing activities	(3,999,133)	163,612	(15,263)	—	(3,850,784)

FINANCING ACTIVITIES
Proceeds from long-term debt	3,476,320	—	—	—	3,476,320
Payment of debt issuance costs	(81,408)	—	—	—	(81,408)
Payment of contingent consideration	(51,680)	—	—	—	(51,680)
Payment of deferred acquisition consideration	(44,223)	—	—	—	(44,223)
Net proceeds from issuance of common stock pursuant to employee stock plans	28,594	—	—	—	28,594
Excess tax benefit related to equity awards	6,206	—	—	—	6,206
Payment of employee restricted stock minimum tax withholdings	(5,710)	—	—	—	(5,710)

Net cash provided by financing activities	3,328,099	—	—	—	3,328,099
Effect of exchange rate changes on cash and cash equivalents	302	1,637	(1,378)	—	561

Net increase in cash and cash equivalents	(434,669)	269,416	13,351	—	(151,902)
Cash and cash equivalents, beginning of period	644,697	—	67,635	—	712,332

Cash and cash equivalents, end of period	$210,028	$269,416	$80,986	$—	$560,430

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 24, 2011

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by operating activities	$431,353	$9,040	$15,631	$—	$456,024

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(240,917)	9,070	33,103	—	(198,744)
Payment of additional acquisition consideration	(19,660)	—	—	—	(19,660)
Divestiture activities, net of cash transferred	1,138	—	1,129	—	2,267
Proceeds from sale of intellectual property	750	12,500	—	—	13,250
Purchase of property and equipment	(11,512)	(8,646)	(7,627)	—	(27,785)
Increase in equipment under customer usage agreements	(1,121)	(17,361)	(9,396)	—	(27,878)
Purchase of licensed technology and other intangible assets	—	(3,021)	—	—	(3,021)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Purchase of cost-method investment	—	(99)	—	—	(99)
Increase in restricted cash	—	—	405	—	405

Net cash (used in) provided by investing activities	(276,644)	(7,557)	17,614	—	(266,587)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	—	(1,362)	—	—	(1,362)
Payment of debt issuance costs	(5,327)	—	—	—	(5,327)
Payment of contingent consideration	(4,294)	—	—	—	(4,294)
Net proceeds from issuance of common stock pursuant to employee stock plans	25,404	—	—	—	25,404
Excess tax benefit related to equity awards	3,652	—	—	—	3,652
Payment of employee restricted stock minimum tax withholdings	(10,399)	—	—	—	(10,399)

Net cash provided by (used in) financing activities	9,036	(1,362)	—	—	7,674
Effect of exchange rate changes on cash and cash equivalents	48	(121)	(331)	—	(404)

Net increase (decrease) in cash and cash equivalents	163,793	—	32,914	—	196,707
Cash and cash equivalents, beginning of period	480,904	—	34,721	—	515,625

Cash and cash equivalents, end of period	$644,697	$—	$67,635	$—	$712,332

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Year Ended September 25, 2010

	Parent/Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	481,793	(43,634)	18,553	—	456,712

INVESTING ACTIVITIES
Acquisition of business, net of cash acquired	(84,751)	1	428	—	(84,322)
Divestiture activities, net of cash transferred	—	—	(1,035)	—	(1,035)
Proceeds from sale of intellectual property	3,000	70,000	—	—	73,000
Purchase of property and equipment	(11,509)	(10,126)	(6,375)	—	(28,010)
Increase in equipment under customer usage agreements	(1,421)	(11,392)	(5,835)	—	(18,648)
Purchase of licensed technology and other intangible assets	—	(500)	—	—	(500)
Purchase of insurance contracts	(5,322)	—	—	—	(5,322)
Acquisition of in-process research and development assets	(2,000)	—	—	—	(2,000)
Proceeds from sale of cost method investments	—	—	678	—	678
Purchase of cost-method investment	(325)	(470)	—	—	(795)
Increase in restricted cash	—	—	(26)	—	(26)

Net cash provided by (used in) investing activities	(102,328)	47,513	(12,165)	—	(66,980)

FINANCING ACTIVITIES
Repayment of long-term debt and notes payable	(174,167)	(1,326)	(1,511)	—	(177,004)
Purchase of non-controlling interest	—	(2,684)	—	—	(2,684)
Net proceeds from issuance of common stock pursuant to employee stock plans	12,594	—	—	—	12,594
Excess tax benefit related to equity awards	2,043	—	—	—	2,043
Payment of employee restricted stock minimum tax withholdings	(2,524)	—	—	—	(2,524)

Net cash used in financing activities	(162,054)	(4,010)	(1,511)	—	(167,575)
Effect of exchange rate changes on cash and cash equivalents	3	131	148	—	282

Net increase in cash and cash equivalents	217,414	—	5,025	—	222,439
Cash and cash equivalents, beginning of period	263,490	—	29,696	—	293,186

Cash and cash equivalents, end of period	$480,904	$—	$34,721	$—	$515,625

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

For the Six Months Ended June 30, 2012

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	67,893	(1,973)	(216)	65,704

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	254,120	—	—	254,120
Purchase of marketable securities	—	(265,447)	—	—	(265,447)
Purchase of property, plant and equipment	—	(11,091)	(4,432)	—	(15,523)
Purchase of capitalized software	—	(3,437)	—	—	(3,437)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(1,527)	32	(32)	(1,527)
Other	—	117	25	248	390

Net cash (used in) provided by investing activities	—	(27,265)	(4,375)	216	(31,424)

FINANCING ACTIVITIES
Proceeds from issuance of common stock and employee stock purchase plan	—	43,161	—	—	43,161
Repurchase and retirement of restricted stock for payment of taxes	—	(1,146)	—	—	(1,146)
Excess tax benefit from employee stock-based compensation	—	3,374	1	—	3,375

Net cash provided by financing activities	—	45,389	1	—	45,390
Effect of exchange rate changes on cash and cash equivalents	—	(2,876)	2,641	—	(235)

Net increase (decrease) in cash and cash equivalents	—	83,141	(3,706)	—	79,435
Cash and cash equivalents, beginning of period	—	75,804	11,217	—	87,021

Cash and cash equivalents, end of period	$—	$158,945	$7,511	$—	$166,456

CONSOLIDATING STATEMENT OF CASH FLOWS

For the Year Ended December 31, 2011

(In thousands)

	Issuer	Parent/ Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
OPERATING ACTIVITIES
Net cash provided by (used in) operating activities	$—	$182,990	$(1,414)	$(323)	$181,253

INVESTING ACTIVITIES
Proceeds from sale and maturities of marketable securities	—	477,347	11,894	—	489,241
Purchase of marketable securities	—	(395,190)	—	—	(395,190)
Purchase of property, plant and equipment	—	(31,030)	(10,634)	—	(41,664)
Purchase of capitalized software	—	(6,053)	—	—	(6,053)
Purchase of intangible assets, including licenses and manufacturing access fees	—	(2,659)	(2,901)	301	(5,259)
Cash paid for investment in Roka Bioscience	—	(3,980)	—	—	(3,980)
Other	—	(448)	217	22	(209)

Net cash (used in) provided by investing activities	—	37,987	(1,424)	323	(36,886)

FINANCING ACTIVITIES
Repurchase and retirement of common stock	—	(250,000)	—	—	(250,000)
Proceeds from issuance of common stock and employee stock purchase plan	—	49,932	—	—	49,932
Repurchase and retirement of restricted stock for payment of taxes	—	(1,615)	—	—	(1,615)
Excess tax benefit from employee stock-based compensation	—	5,080	—	—	5,080
Borrowings, net	—	8,000	—	—	8,000

Net cash used in financing activities	—	(188,603)	—	—	(188,603)
Effect of exchange rate changes on cash and cash equivalents	—	(5,830)	3,625	—	(2,205)

Net increase in cash and cash equivalents	—	26,544	787	—	27,331
Cash and cash equivalents, beginning of period	—	49,260	10,430	—	59,690

Cash and cash equivalents, end of period	$—	$75,804	$11,217	$—	$87,021